Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Document Period End Date	Jul. 31, 2024
Academy Veteran Impact ETF
Shareholder Report [Line Items]
Fund Name	Academy Veteran Impact ETF
Class Name	Academy Veteran Impact ETF
Trading Symbol	VETZ
Annual or Semi-Annual Statement [Text Block]	annual Shareholder Report July 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the Academy Veteran Impact ETF (the "Fund") for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.academyetfs.com. You can also request this information by contacting us at (866) 631-0504 or by contacting the Fund at Academy Veteran Impact ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	631-0504
Additional Information Website	www.academyetfs.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a$10,000 investment
Academy Veteran Impact ETF	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is an actively managed, high-quality mortgage-backed securities (MBS) and asset-backed securities (ABS) exchange-traded fund designed to provide broad portfolio diversification with minimal corporate credit risk. By leveraging loan-level analysis and quantitative modeling, the Fund seeks to outperform the Bloomberg U.S. MBS Index by identifying and investing in undervalued assets with favorable borrower behavior.

For the fiscal year ended August 1, 2023 to July 31, 2024, the Fund returned 5.53% (NAV) and 5.90% (Market Price) net of fees since inception, outperforming the Bloomberg U.S. Mortgage-Backed Securities Index, which posted a return of 5.59%. During the same period, the Bloomberg U.S. Aggregate Index returned 5.70%.

Portfolio Management Commentary

Several factors influenced the performance of U.S. agency MBS over the past year. Interest rate volatility throughout the year, fueled by uncertainty surrounding the Federal Reserve's rate hike trajectory, weighed on MBS valuations by increasing the value of borrowers’ prepayment options, thereby diminishing bond values. Throughout the year, the Federal Reserve held its policy rate steady at 5.50%, while the yield on 10-year U.S. Treasuries saw a modest increase from 3.96% to 4.03%. This rise in yields further negatively impacted MBS price returns

Option Adjusted Spreads (OAS) on the Bloomberg U.S. Mortgage-Backed Securities Index narrowed by 4 basis points (bps) to 44bps, as market participants navigated the outlook for interest rates. Additionally, spreads on Small Business loan asset-backed securities tightened by 25bps due to heightened demand. Tighter spreads in MBS and ABS had a positive impact on price returns.

Mortgage rates eased slightly, with the national average for a 30-year fixed-rate mortgage dropping from 7.26% to 7.04%, after peaking at 8.10%, a level not seen since 2000. Mortgage refinancing remained subdued for most of the year due to the high rate environment but has recently begun to pick up. Housing activity fell to levels not seen since the Global Financial Crisis. Despite this, limited housing supply continued to drive national home prices higher, with the S&P CoreLogic Case-Shiller U.S. National Home Price Index rising 5.9% year over year.

What Factors Influenced Performance

The Academy Veteran Impact ETF is an actively managed, high-quality MBS and ABS fund designed to provide broad portfolio diversification with minimal corporate credit risk. By leveraging loan-level analysis and quantitative modeling, the Fund seeks to outperform the Bloomberg U.S. MBS Index by identifying and investing in undervalued assets with favorable borrower behavior.

Active security selection within the agency MBS and ABS markets contributed positively to the Fund's relative performance. Lower coupon bonds, which are more sensitive to interest rate fluctuations, generally fared better during the period.

Positioning

Top Contributors to Performance

GNMA II #MA8095 1.500% 12/20/43

GNMA II #CT6282 4.500% 2/20/62

GNMA II #CR2134 3.500% 9/20/60

GNMA II #CR2585 4.000% 8/20/50

GNMA II #MA8783 2.500% 3/20/52

GNMA II #CU5352 5.500% 8/20/53

GNMA II #CV6664 5.500% 6/20/53

GNMA II #CU4415 6.500% 5/20/53

GNMA II #MA9093 5.000% 8/20/53

GNMA II #BS8626 3.000% 2/20/50

Top Detractors to Performance

GNMA II #MA8712 4.000% 3/20/53

GNMA II #786464 2.500% 12/20/52

GNMA II #CQ2299 3.000% 11/20/52

SBA GTD LN 530574 5.800% 2/25/34

GNMA II #786724 2.500% 1/20/53

GNMA II #MA9593 6.000% 4/20/54

GNMA II #CN5150 2.500% 7/20/52

SBA GTD LN 530560 5.800% 5/25/34

GNMA II #787240 5.000% 1/20/54

SBA GTD LN 530455 2.050% 11/25/33

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Period Ended July 31, 2024.	Since Inception (8/1/2023)
Academy Veteran Impact ETF (Market Price)	5.90%
Academy Veteran Impact ETF (NAV)	5.53%
Bloomberg U.S. MBS Index	5.59%
Bloomberg U.S. Aggregate Index	5.70%

Performance Inception Date	Aug. 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 73,665,000
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 165,040
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)

Fund Size (Thousands)	$73,665
Number of Holdings	90
Total Advisory Fee Paid	$165,040
Annual Portfolio Turnover	13%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Issuers	(% of net assets)
Ginnie Mae II Pool	89.7
United States Small Business Administration	4.2
Small Business Administration Pools	3.7
Ginnie Mae I Pool	1.1

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.